Deferred Grants - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Statement 1 [Line Items]
Revenue From Government Grants	¥ 152,932	$ 24,190	¥ 209,793	¥ 122,371
Grant Related to Assets [Member]
Statement 1 [Line Items]
Revenue From Government Grants	247,900	32,900	271,600
JSS Grant [Member]
Statement 1 [Line Items]
Revenue From Government Grants	¥ 300	$ 100	¥ 1,100